Schedule of Outstanding Warrants (Details)	12 Months Ended
	Aug. 31, 2021 shares $ / shares	Aug. 31, 2021 shares $ / shares	Aug. 31, 2020 shares $ / shares	Aug. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants, Issued in private placement of convertible debt | shares	224,719	224,719
Weighted average exercise price, outstanding, Ending balance | $ / shares		$ 8.96
Liability Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares	2,405,369	2,405,369	29,318	29,318
Weighted average exercise price, outstanding, beginning balance | $ / shares		$ 9.60		$ 448.50
Number of warrants, Issued on conversion of convertible debt | shares	175,331	175,331
Weighted average exercise price, Issued on conversion of convertible debt | $ / shares		$ 7.50
Number of warrants, issued | shares			1,990,890	1,990,890
Weighted average exercise price, Issued | $ / shares				$ 8.45
Number of warrants, Issued on acquisition of UMG | shares			9,943	9,943
Weighted average exercise price, Issued on acquisition of UMG | $ / shares				$ 174.18
Issued in acquisition of Frankly, Number of warrants | shares			1,055,036	1,055,036
Weighted average exercise price, Issued on acquisition of UMG | $ / shares				$ 9.69
Number of warrants, Exercised | shares	(901,060)	(901,060)	(654,543)	(654,543)
Weighted average exercise price, Exercised | $ / shares		$ 9.27		$ 7.50
Number of warrants, Expired | shares	(226,797)	(226,797)	(25,275)	(25,275)
Weighted average exercise price, Expired | $ / shares		$ 13.43		$ 551.26
Number of warrants, outstanding, Ending balance | shares	1,452,843	1,452,843	2,405,369	2,405,369
Weighted average exercise price, outstanding, Ending balance | $ / shares		$ 8.96		$ 9.60
Equity Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding, beginning balance | shares
Weighted average exercise price, outstanding, beginning balance | $ / shares
Number of warrants, Issued on conversion of convertible debt | shares	1,134,305	1,134,305
Weighted average exercise price, Issued on conversion of convertible debt | $ / shares	$ 15.0
Number of warrants, Issued in private placement of convertible debt | shares	224,719	224,719
Weighted average exercise price, Issued in private placement of convertible debt | $ / shares	$ 15.00
Number of warrants, Issued in private placement of units | shares	2,377,272	2,377,272
Weighted average exercise price, Issued in private placement of units | $ / shares	$ 15.00
Number of warrants, outstanding, Ending balance | shares	3,736,296	3,736,296
Weighted average exercise price, outstanding, Ending balance | $ / shares	$ 15.00